Subordinated liabilities - Narrative (Details) € in Millions, £ in Millions, zł in Millions, R$ in Millions, CLF in Millions, $ in Millions																			1 Months Ended				12 Months Ended
	Nov. 21, 2023 EUR (€) branch	Nov. 16, 2023	Oct. 01, 2023 BRL (R$)	Aug. 08, 2023 EUR (€)	May 23, 2023 EUR (€)	Jul. 20, 2022 EUR (€) subordinated_issue	Nov. 22, 2021 EUR (€)	Oct. 04, 2021 EUR (€)	Sep. 21, 2021 EUR (€)	May 12, 2021 EUR (€)	Dec. 03, 2020 EUR (€)	Oct. 22, 2020 EUR (€)	Jan. 14, 2020 EUR (€)	Feb. 08, 2019 EUR (€)	Oct. 01, 2018 USD ($)	Apr. 20, 2018 PLN (zł)	Mar. 19, 2018 EUR (€)	Feb. 08, 2018 EUR (€)	Jan. 31, 2022 USD ($)	Nov. 30, 2021 BRL (R$)	Jun. 30, 2020 USD ($)	Apr. 30, 2020 USD ($) branch	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 29, 2023 EUR (€)	Nov. 21, 2023 USD ($) branch	Aug. 08, 2023 USD ($)	Jul. 06, 2022 EUR (€)	Apr. 25, 2022 EUR (€)	Jan. 31, 2022 CLF	Nov. 22, 2021 USD ($)	Oct. 04, 2021 GBP (£)	Sep. 11, 2021 EUR (€)	May 12, 2021 USD ($)	Dec. 03, 2020 USD ($)	Jun. 30, 2020 CLF	Apr. 30, 2020 CLF	Feb. 08, 2019 USD ($)	Dec. 30, 2016 USD ($)
Financial instruments
Notional amount																							€ 418,294	€ 386,843	€ 392,948
Number of series of convertible preferred stock issued | branch	2																										2
Number of subordinated issues matured | subordinated_issue						2
Subordinated liabilities
Financial instruments
Notional amount						€ 25																							€ 114
Accrued interest																							1,049	992	648
Increase in accrued interest																							€ 492	€ 529	€ 566
Subordinated liabilities | Issuance By Banco Santander SA In May 2023
Financial instruments
Notional amount					€ 1,500
Subordinated issue, interest rate					5.75%
Subordinated issue, initial interest rate term					5 years 3 months
Subordinated issue, adjustment to reference rate					2.85%
Subordinated issue, term					10 years 3 months
Notional amount, placed on the market (in percentage)					99.739%
Subordinated issue, Euro Swap Rate term					5 years
Tier 1 Contingently Convertible Preferred Securities
Financial instruments
Notional amount																														€ 750
Issuance By Banco Santander S.A. In November 2023 | Subordinated Liabilities, Preference Shares, First Series
Financial instruments
Notional amount	€ 1,054																										$ 1,150
Subordinated issue, interest rate	9.625%																										9.625%
Subordinated issue, initial interest rate term		5 years 6 months
Subordinated issue, interest rate reprice term	5 years
Subordinated issue, adjustment to reference rate	5.306%																										5.306%
Subordinated issue, UST rate term	5 years
Issuance By Banco Santander S.A. In November 2023 | Subordinated Liabilities, Preference Shares, Second Series
Financial instruments
Notional amount	€ 1,235																										$ 1,350
Subordinated issue, interest rate	9.625%																										9.625%
Subordinated issue, initial interest rate term	10 years
Subordinated issue, interest rate reprice term	5 years
Subordinated issue, adjustment to reference rate	5.298%																										5.298%
Subordinated issue, UST rate term	5 years
Issuance By Banco Santander S.A. In August 2023 | Subordinated liabilities
Financial instruments
Notional amount				€ 1,821																								$ 2,000
Subordinated issue, interest rate				6.921%																								6.921%
Subordinated issue, term				10 years
Issuance by Banco Santander S.A. in November 2021 | Subordinated debentures
Financial instruments
Notional amount							€ 1,007																									$ 1,000
Subordinated issue, interest rate							3.225%																									3.225%
Subordinated issue, initial interest rate term							10 years
Subordinated issue, adjustment to reference rate							1.60%																									1.60%
Subordinated issue, term							11 years
Subordinated issue, US government bond term							1 year
Issuance by Banco Santander S.A. in October 2021 | Subordinated debentures
Financial instruments
Notional amount								€ 887																									£ 850
Subordinated issue, interest rate								2.25%																									2.25%
Subordinated issue, initial interest rate term								6 years
Subordinated issue, adjustment to reference rate								1.65%																									1.65%
Subordinated issue, term								11 years
Subordinated issue, UK government bond term								5 years
Banco Santander, S.A., September 2021 | Subordinated liabilities, preference shares
Financial instruments
Notional amount									€ 1,000
Subordinated issue, interest rate									3.625%
Subordinated issue, initial interest rate term									8 years
Subordinated issue, interest rate reprice term									5 years
Subordinated issue, adjustment to reference rate									3.76%
Subordinated issue, notional amount, placed on the market									€ 997
Subordinated issue, mid-swap rate term									5 years
Banco Santander, S.A., September 2021 | Subordinated liabilities, preferred securities
Financial instruments
Subordinated issue, interest rate																							3.625%
Subordinated issue, initial interest rate term																							8 years
Subordinated issue, interest rate reprice term																							5 years
Subordinated issue, mid-swap rate term																							5 years
Issuance by Banco Santander S.A. in September 2014 | Tier 1 Contingently Convertible Preferred Securities
Financial instruments
Notional amount																																		€ 1,500
Issuance by Banco Santander S.A. in May 2021 | Subordinated liabilities, preference shares
Financial instruments
Notional amount										€ 1,578
Banco Santander, S.A., May 2021 | Subordinated liabilities, preference shares
Financial instruments
Notional amount										€ 828																									$ 1,000
Subordinated issue, interest rate										4.75%																									4.75%
Subordinated issue, initial interest rate term										6 years
Subordinated issue, interest rate reprice term										5 years
Subordinated issue, adjustment to reference rate										3.753%																									3.753%
Subordinated issue, UST rate term										5 years
Banco Santander, S.A., May 2021 | Subordinated liabilities, preferred securities
Financial instruments
Subordinated issue, interest rate																							4.75%
Subordinated issue, initial interest rate term																							6 years
Subordinated issue, interest rate reprice term																							5 years
Subordinated issue, mid-swap rate term																							5 years
Banco Santander, S.A., May 2021 | Subordinated liabilities, preference shares
Financial instruments
Notional amount										€ 750
Subordinated issue, interest rate										4.125%																									4.125%
Subordinated issue, initial interest rate term										7 years
Subordinated issue, interest rate reprice term										5 years
Subordinated issue, adjustment to reference rate										4.311%																									4.311%
Subordinated issue, mid-swap rate term										5 years
Banco Santander, S.A., May 2021 | Subordinated liabilities, preferred securities
Financial instruments
Subordinated issue, interest rate																							4.125%
Subordinated issue, initial interest rate term																							7 years
Subordinated issue, interest rate reprice term																							5 years
Subordinated issue, mid-swap rate term																							5 years
Issuance by Banco Santander S.A. in December 2020 | Subordinated debentures
Financial instruments
Notional amount											€ 1,222																									$ 1,500
Subordinated issue, interest rate											2.749%																									2.749%
Subordinated issue, initial interest rate term											10 years
Issuance by Banco Santander S.A. in October 2020 | Subordinated debentures
Financial instruments
Notional amount												€ 1,000
Subordinated issue, interest rate												1.625%
Subordinated issue, initial interest rate term												10 years
Banco Santander, S.A., January 2020 | Subordinated liabilities, preferred securities
Financial instruments
Notional amount													€ 1,500
Subordinated issue, interest rate													4.375%										4.375%
Subordinated issue, initial interest rate term													6 years										6 years
Subordinated issue, interest rate reprice term													5 years										5 years
Subordinated issue, adjustment to reference rate													4.534%
Subordinated issue, mid-swap rate term													5 years										5 years
Banco Santander, S.A., February 2019 | Subordinated liabilities, preferred securities
Financial instruments
Subordinated issue, interest rate														7.50%									7.50%																7.50%
Subordinated issue, initial interest rate term														5 years									5 years
Subordinated issue, interest rate reprice term																							5 years
Subordinated issue, adjustment to reference rate														4.989%																									4.989%
Memorandum items: subordinated liabilities														€ 1,056																									$ 1,200
Subordinated issue, SOFR Spread Ajusted ICE Swap term														5 years
Banco Santander, S.A., March 2018 | Subordinated liabilities, preferred securities
Financial instruments
Subordinated issue, interest rate																	4.75%						4.75%
Subordinated issue, initial interest rate term																	7 years						7 years
Subordinated issue, adjustment to reference rate																	4.10%
Memorandum items: subordinated liabilities																	€ 1,500
Issuance by Banco Santander S.A. in February 2018 | Subordinated debentures
Financial instruments
Subordinated issue, interest rate																		2.125%
Subordinated issue, initial interest rate term																		10 years
Memorandum items: subordinated liabilities																		€ 1,250
Issuance by Banco Santander Chile in January 2022 | Subordinated debentures | Banco Santander Chile
Financial instruments
Notional amount																			$ 105												CLF 3.3
Subordinated issue, interest rate																			1.25%												1.25%
Subordinated issue, initial interest rate term																			6 years
Issuance by Banco Santander Chile in June 2020 | Subordinated debentures | Banco Santander Chile
Financial instruments
Notional amount																					$ 185																CLF 5.0
Subordinated issue, interest rate																					3.50%																3.50%
Subordinated issue, initial interest rate term																					15 years
Issuance by Banco Santander Chile in Avril 2020 | Subordinated debentures | Banco Santander Chile
Financial instruments
Number of subordinated debentures issued | branch																						2
Issuance by Banco Santander Chile in Avril 2020, first | Subordinated debentures | Banco Santander Chile
Financial instruments
Notional amount																						$ 100																CLF 3.0
Subordinated issue, interest rate																						3.00%																3.00%
Subordinated issue, initial interest rate term																						14 years
Issuance by Banco Santander Chile in Avril 2020, second | Subordinated debentures | Banco Santander Chile
Financial instruments
Notional amount																						$ 100																CLF 3.0
Subordinated issue, interest rate																						3.15%																3.15%
Subordinated issue, initial interest rate term																						19 years
Issuance by Banco Santander Brasil in November 2021 | Subordinated Financial Bills (TIER II) | Banco Santander Brasil SA
Financial instruments
Subordinated issue, interest rate																				2.00%
Subordinated issue, initial interest rate term																				10 years
Memorandum items: subordinated liabilities | R$																				R$ 5,500
Issuance by Banco Santander Mexico S.A. in December 2016 | Subordinated debentures | Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
Financial instruments
Notional amount | $																																								$ 500
Percentage of perpetual subordinated notes acquired																																								88.20%
Issuance by Banco Santander Mexico S.A. in October 2018 | Subordinated debentures | Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
Financial instruments
Notional amount | $															$ 1,300
Subordinated issue, interest rate															5.95%
Subordinated issue, initial interest rate term															10 years
Percentage of perpetual subordinated notes acquired															75.00%
Issuance by Santander Bank Polska S.A. in April 2018 | Subordinated debentures | Santander Bank Polska
Financial instruments
Notional amount | zł																zł 1,000
Subordinated issue, initial interest rate term																10 years
Subordinated issue, adjustment to reference rate																1.60%
Issuance By Banco Santander Brasil In October 2023 | Subordinated Financial Bills (TIER II) | Banco Santander Brasil SA
Financial instruments
Subordinated issue, interest rate			1.60%
Subordinated issue, initial interest rate term			10 years
Memorandum items: subordinated liabilities | R$			R$ 6,000
Issuance By Banco Santander S.A. In September 2017 [Member] | Tier 1 Contingently Convertible Preferred Securities
Financial instruments
Notional amount																										€ 1,000